Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Furniture and office equipment [Member[ | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	2 years
Furniture and office equipment [Member[ | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	3 years
Computer equipment [Member[ | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	2 years
Computer equipment [Member[ | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	3 years
Transportation equipment [Member[
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	5 years
Buildings and improvements [Member[
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	20 years
Software [Member[
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of assets	3 years